Project debt (Tables)	6 Months Ended
Jun. 30, 2020
Project debt [Abstract]
Project debt
The breakdown of project debt for both non-current and current liabilities as of June 30, 2020 and December 31, 2019 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2020	2019
	($ in thousands)
Non-current	4,194,978	4,069,909
Current	812,555	782,439
Total Project debt	5,007,533	4,852,348

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Mojave debt, as of June 30, 2020, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2020
Payment of interests accrued as of June 30, 2020	Nominal repayment	Between January and June 2021	Between July and December 2021	2022	2023	2024	Subsequent Years	Total
($ in thousands)
17,981	181,726	96,059	170,270	312,098	335,406	348,898	3,545,095	5,007,533